Summary of Significant Accounting Policies (Details 1) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Total	35,592,281	45,221,645
Convertible Note Payable [Member]
Summary of Significant Accounting Policies
Total	35,592,281	45,221,645